Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions			12 Months Ended
	Aug. 01, 2022 CAD ($)	Aug. 01, 2022 USD ($) $ / shares shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($) $ / shares	Aug. 02, 2022 $ / shares	Oct. 31, 2021 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab			$ 8,088	$ 11,112
Par value per share | $ / shares						$ 39
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage			12.10%	13.40%
Fair value of outstanding shares			$ 24,000	$ 26,000	$ 18.0		$ 21.0
Closing price of shares | $ / shares					$ 79.67		$ 82.03
Percentage of voting common shares			9.60%
Investment in Schwab			$ 8,100	11,100
Share of net income from investment in Schwab			$ 991	785
Charles Schwab Corporation [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		28.4
Proceeds from issuing shares	$ 2,500	$ 1.9
Par value per share | $ / shares		$ 66.53
Other income	997
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 368
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	13.40%	13.40%
Percentage of voting common shares			9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	12.00%	12.00%
Charles Schwab Corporation [member] | Repurchase Agreement [Member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		15.0
Charles Schwab Corporation [member] | Prince Obtained in Shares Sold to a Broker Dealer [Member] | Bottom of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		13.4
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture			$ 3,800	$ 3,300